Income Taxes (Components) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred income taxes	$ 185	$ 469
Income tax expense (recovery)	69	520
Income Tax Reconciliation Revaluation Of US Non Regulated Deferred Income Taxes	0	317
Supplemental Tax Information [Abstract]
Income before provision for income taxes	816	819
Income taxes, at statutory income tax rates	253	254
Canada [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	3	24
Deferred income taxes	11	3
Operating loss carry forwards	(33)	(40)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	127	88
United States [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	(121)	24
Deferred income taxes	211	384
Operating loss carry forwards	0	(194)
Supplemental Tax Information [Abstract]
Income before provision for income taxes	646	693
Other [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income taxes	2	3
Deferred income taxes	(3)	(1)
Operating loss carry forwards	(1)	0
Supplemental Tax Information [Abstract]
Income before provision for income taxes	$ 43	$ 38